SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues from External Customers and Long-Lived Assets
Total	¥ 135,875,140	$ 21,321,774	¥ 625,488	¥ 341,495
Greater China
Revenues from External Customers and Long-Lived Assets
Total	1,278,918	200,690	¥ 625,488	182,107
Other areas
Revenues from External Customers and Long-Lived Assets
Total	¥ 134,596,222	$ 21,121,084		¥ 159,388